LEASE OBLIGATIONS (Details)	Oct. 31, 2021 USD ($)
Lease Obligations
2022	$ 103,454
2023	119,887
2024	83,783
2025	65,731
2026	65,731
Thereafter	16,432
Total undiscounted finance lease payments	455,018
Less: imputed interest	(31,000)
Present value of finance lease liabilities	$ 424,018